Interest Income - Schedule of Interest Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Interest Income [Abstract]
Interest income from financial assets measured at amortized cost	$ 1,177,263	$ 390,749
Others	8	1,706
Total interest income	$ 1,177,271	$ 392,455